SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Prospectus for each of the listed funds:

 Cash Account Trust
   Government Securities Portfolio
   Money Market Portfolio
   Tax-Exempt Portfolio
 Cash Equivalent Fund
   Government Securities Portfolio
   Money Market Portfolio
   Tax-Exempt Portfolio
 Cash Management Fund Institutional
 Cash Management Fund Investment
 Cash Reserve Fund, Inc.
   Prime Series
   Treasury Series
   Tax-Free Series
 Cash Reserves Fund Institutional
 Daily Assets Fund Institutional
 Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio
 Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash
     Fund
   Investors New Jersey Municipal Cash
     Fund
   Investors Pennsylvania Municipal Cash
     Fund
   Tax-Exempt New York Money Market
     Fund
 Liquid Assets Fund Institutional
 Money Market Fund Investment
 NY Tax Free Money Fund Investment
 Scudder 21st Century Growth Fund
 Scudder Aggressive Growth Fund
 Scudder Balanced Fund
 Scudder Blue Chip Fund
 Scudder California Tax-Free Income Fund
 Scudder Capital Growth Fund
 Scudder Cash Reserves Fund
 Scudder Contrarian Fund
 Scudder Development Fund
 Scudder-Dreman Financial Services Fund
 Scudder-Dreman High Return Equity Fund
 Scudder-Dreman Small Cap Value Fund
 Scudder Dynamic Growth Fund
 Scudder EAFE Equity Index Fund
 Scudder Emerging Markets Debt Fund
 Scudder Emerging Markets Growth Fund
 Scudder Emerging Markets Income Fund
 Scudder Equity 500 Index Fund
 Scudder European Equity Fund
 Scudder Fixed Income Fund
 Scudder Flag Investors Equity Partners
   Fund
 Scudder Flag Investors Communications
   Fund
 Scudder Flag Investors Value Builder Fund
 Scudder Florida Tax-Free Income Fund
 Scudder Focus Value+Growth Fund
 Scudder Global Bond Fund
 Scudder Global Discovery Fund
 Scudder Global Fund
 Scudder GNMA Fund
 Scudder Gold and Precious Metals Fund
 Scudder Greater Europe Growth Fund
 Scudder Growth and Income Fund
 Scudder Growth Fund
 Scudder High Income Fund
 Scudder High Income Opportunity Fund
 Scudder High Income Plus Fund
 Scudder Income Fund
 Scudder International Equity Fund
 Scudder International Fund
 Scudder International Select Equity Fund
 Scudder Japanese Equity Fund
 Scudder Large Company Growth Fund
 Scudder Large Company Value Fund
 Scudder Latin America Fund
 Scudder Lifecycle Long Range Fund
 Scudder Lifecycle Mid Range Fund
 Scudder Lifecycle Short Range Fund
 Scudder Massachusetts Tax-Free Fund
 Scudder Micro Cap Fund
 Scudder Mid Cap Fund
 Scudder Money Funds
   Scudder Government Money Fund
   Scudder Money Market Fund
   Scudder Tax-Exempt Money Fund
 Scudder Municipal Bond Fund
 Scudder New Europe Fund
 Scudder New York Tax-Free Income Fund
 Scudder Pacific Opportunities Fund
 Scudder Pathway Series: Conservative
   Portfolio
 Scudder Pathway Series: Growth Portfolio
 Scudder Pathway Series: Moderate
   Portfolio
 Scudder PreservationPlus Fund
 Scudder PreservationPlus Income Fund
 Scudder Retirement Fund -- Series V
 Scudder Retirement Fund -- Series VI
 Scudder Retirement Fund -- Series VII
 Scudder RREEF Real Estate Securities Fund
 Scudder S&P 500 Index Fund
 Scudder S&P 500 Stock Fund
 Scudder Select 500 Fund
 Scudder Short Duration Fund
 Scudder Short-Term Bond Fund
 Scudder Short-Term Municipal Bond Fund
 Scudder Small Cap Fund
 Scudder Small Company Stock Fund
 Scudder Small Company Value Fund
 Scudder Strategic Income Fund
 Scudder Strategic Growth Fund
 Scudder Target 2010 Fund
 Scudder Target 2011 Fund
 Scudder Target 2012 Fund
 Scudder Target 2013 Fund
 Scudder Tax Advantaged Dividend Fund
 Scudder Top 50 US Fund
 Scudder Total Return Bond Fund
 Scudder Total Return Fund
 Scudder US Bond Index Fund
 Scudder US Government Securities Fund
 Scudder Worldwide 2004 Fund
 Scudder Yieldwise Funds
   Scudder Yieldwise Government Money
     Fund
   Scudder Yieldwise Money Fund
   Scudder Yieldwise Municipal Money
     Fund
 Tax-Exempt California Money Market
   Fund
 Tax Free Money Fund Investment
 Treasury and Agency Fund Institutional
 Treasury Money Fund Institutional
 Treasury Money Fund Investment

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

The fund reserves the right (and may be required by law) to reject your new account purchase if any required or requested identifying information is not provided, or for other reasons.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges). In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund reserves the right (and may be required by law) to close and liquidate your account if we are unable to verify your identity, or for other reasons. If we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges). You may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability. The fund further reserves the right to hold your redemption proceeds until your original check clears the bank.

The fund further reserves the right (and may be required by law) to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase or redeem fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes. One or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental law or authority or by applicable law.

The fund generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO and U.S. territories are acceptable) or for a non-resident alien.

October 1, 2003
SMF-3613